Putnam
Voyager
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The market environment that prevailed throughout the first half of Putnam Voyager Fund's current fiscal year is one that most equity investors will not recall with fond memories. The current volatility underscores the wisdom of considering a fund's long-term investment results when evaluating performance.

The companies in which your fund invests were selected on the basis of their potential for above-average growth, an attribute that has been the major driver of the fund's enviable record over time. However, as recent events have demonstrated, these companies also tend to be the same ones that encounter steeper declines when the market stumbles. While past performance can never be used as a gauge of future results, we believe it is fair to expect that when the market resumes its upward slope, the fund will reflect that move.

On the following pages, your fund's management team reviews performance during the first half of fiscal 2001 and discusses prospects for the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Roland W. Gillis
Charles H. Swanberg
Michael P. Stack
Paul E. Marrkand
Kevin M. Divney
James C. Wiess

In the past half year the traditional economy has reminded us that rumors of its demise were exaggerated. Technology companies in the vanguard of the so-called new economy, while still achieving impressive innovations, suffered from a classic business problem of excess supply -- companies produced more than their customers could buy. Also, since we last reported on Putnam Voyager Fund's performance at the end of July 2000, the U.S. economy has slowed to a near standstill for old-fashioned reasons -- the Federal Reserve Board's interest-rate increases of 1999 and 2000 and rising energy prices. The slowdown significantly influenced the performance of the stock market. Growth stocks in general felt the effects, but the most highly priced stocks suffered the most damage. While your fund declined in value because of these trends, its broad diversification enhanced performance by maintaining exposure to many growth stocks with defensive qualities.

Total return for 6 months ended 1/31/01

      Class A            Class B          Class C          Class M
    NAV     POP        NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -14.16%  -19.09%   -14.46% -18.29%  -14.44% -15.21%  -14.35%  -17.35%

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* GROWTH STOCKS HIT HARD BY SLOWDOWN

Your fund invests in growth stocks, those that we believe will achieve earnings growth above the average of the stock market. Historically these stocks with strong earnings growth have been rewarded with capital appreciation over time. The fund's strategy is to invest in a broad array of growth stocks. Some are relatively aggressive, sporting very high rates of earnings growth and correspondingly high prices. Others are growing at more moderate rates and are also priced more attractively. The fund also owns holdings in companies of varying sizes. Most of the fund is invested in large companies, but it also invests in midsize companies that may have different performance characteristics.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals           12.6%

Software                   8.1%

Electronics                7.3%

Conglomerates              6.7%

Computers                  6.3%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

During the past six months, the fund's diversification has served it well. The recent economic slowdown has cut into the earnings growth of many companies, particularly in the technology sector. This sector includes many industries, such as manufacturers of PCs, mainframe computers, networking and telecommunications equipment, software, and service providers. For several years, the economy had been growing at a rapid pace. In 2000 many technology stocks reached the crest of a profit wave generated by Y2K-related business investment as well as purchases of networking equipment, computer servers, software, and services by companies seeking Internet business opportunities. As consumers and businesses cut back on spending in the second half of 2000, more and more prominent technology companies announced disappointing earnings. Many stocks were punished and some of the most highly priced stocks experienced the sharpest declines.

We were able to position the fund defensively, favoring stocks with steadier earnings and more moderate valuations. While the fund's largest sector weighting was technology, it still made up a smaller portion of the portfolio relative to the representation of technology stocks within the universe of growth stocks. Following the Fed's sudden decision to reduce interest rates on January 3 the fund's technology holdings appreciated as lower rates briefly eased pressure on growth stocks.

* FINANCIAL AND PHARMACEUTICAL STOCKS REMAINED STEADY

Many of the fund's top-performing holdings were in the financial and pharmaceutical sectors. Both tend to perform well when the market anticipates an economic slowdown because their businesses are not tied to the economic cycle. Pharmaceuticals, in particular, are relatively immune to changes in the business cycle and the rate of economic growth. Relative to its benchmark index, the fund was overweight in financials but modestly underweight in pharmaceuticals.

Some of the fund's largest pharmaceutical positions were in Merck, Pharmacia, Pfizer, and Bristol-Myers Squibb. These companies have many profitable, established products as well as many new products coming to market and in development. For growth investors in particular, pharmaceutical companies provided a safe harbor from the market's storms. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's strategy.

Morningstar gave Putnam Voyager Fund's class A shares a 4-star Overall Morningstar Rating TM as of January 31, 2001 among the 4,238 domestic equity funds rated.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. Past performance does not indicate future results. Putnam Voyager Fund's class A shares received 4, 3, and 4 stars for the 3-, 5-, and 10-year periods among 4,238, 2,598 funds, and 831 funds, respectively.

The fund's financial holdings included banks, credit card, insurance, and brokerage companies. As we have noted, our defensive stance led us to emphasize high-quality companies. Fifth Third Bancorp, a regional bank, performed well because it has a low-risk loan portfolio that investors found attractive when fears of a recession mounted. Two mortgage companies, Fannie Mae and Freddie Mac, also contributed gains during the semiannual period. As with Fifth Third, these companies have high-quality loan portfolios and benefit from lower interest rates. Another fund holding, Charles Schwab, lost ground as trading activity among retail investors declined. We still favor the company, however, because it continues to gather assets impressively and is managing expenses well in this downturn.

* CONSUMER AND BUSINESS SPENDING HITS AIR POCKET

Over the past six months, we have seen production capacity outpace demand in several industries as business and consumer spending stopped growing. Business inventories, however, continued to grow primarily because of the Fed's tight monetary policy, and also because of rising energy prices. With higher prices for gasoline, heating fuels, and electricity, businesses and consumers had less disposable income. Retail sales in the December holiday season showed no significant increase over the previous year with sales of consumer electronics and personal computers well below optimistic forecasts.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

Cisco Systems, Inc.
Communications equipment

Microsoft Corp.
Software

Pfizer, Inc.
Pharmaceuticals

EMC Corp.
Computers

Merck & Co., Inc.
Pharmaceuticals

Intel Corp.
Electronics

AOL Time Warner, Inc.
Technology services

Pharmacia Corp.
Pharmaceuticals

Viacom, Inc. Class B
Entertainment

Footnote reads:
These holdings represent 24.8% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

In this environment we maintained a focus on long-term growth prospects. We continued to hold several media stocks. Although we correctly anticipated short-term declines in their advertising revenues, we favored their long-term ability to generate cash flow. An example was Clear Channel Communications, which manages radio stations and highway billboards. Even Viacom Inc., the world's second-largest conglomerate and owner of CBS Television Network, did not emerge unscathed. The good news for these stocks is that advertising may snap back quickly if the Fed's rate cuts stimulate consumer spending.

Technology stocks have struggled because many businesses have cut capital spending on information technology. Also, as financing for new start-up companies has evaporated, equipment makers have lost an important source of sales, at least temporarily. Consequently we decided to underweight this sector. We anticipate that technology earnings may not show renewed vigor until late in 2001. Nevertheless, with technology stocks representing nearly 30% of assets, the fund participated in the sector's January rally following the Fed's rate cut. We also used the opportunity to broaden the fund's holdings as valuations have become more attractive. Examples include Microsoft and Compaq Computer.

* FUND MANAGEMENT ALERT TO RISKS AND OPPORTUNITIES

As we begin the second half of the fund's fiscal year, we still are positioning it defensively but less so than in the prior six months. Investors have grown more confident that the Fed is acting correctly to restore economic growth, but many months may pass before interest rates influence the economy. The January rally was encouraging, but it is still too early to view this as a sustainable improvement in market sentiment. We are looking for opportunities to add more aggressive growth stocks, those with higher growth rates and valuations, to the fund while relying on comprehensive research to avoid companies that may miss their earnings targets. The fund's strategy of investing in a diverse range of growth opportunities provides us with the flexibility to maintain a defensive stance while searching for these opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund is designed for investors seeking capital appreciation mainly through common stocks.


TOTAL RETURN FOR PERIODS ENDED 1/31/01

                     Class A        Class B         Class C         Class M
(inception dates)   (4/1/69)       (4/27/92)       (7/26/99)       (12/1/94)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -14.16% -19.09% -14.46% -18.29% -14.44% -15.21% -14.35% -17.35%
------------------------------------------------------------------------------
1 year          -13.59  -18.55  -14.21  -18.05  -14.21  -14.99  -14.00  -17.00
------------------------------------------------------------------------------
5 years         128.37  115.24  119.84  117.84  120.24  120.24  122.77  114.92
Annual average   17.96   16.57   17.06   16.85   17.11   17.11   17.37   16.53
------------------------------------------------------------------------------
10 years        487.42  453.34  443.82  443.82  445.23  445.23  459.68  440.27
Annual average   19.37   18.66   18.45   18.45   18.48   18.48   18.79   18.38
------------------------------------------------------------------------------
Annual average
(life of fund)   14.38   14.17   13.32   13.32   13.52   13.52   13.62   13.50
------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                                          Russell 1000        Consumer
                                         Growth Index       price index
-------------------------------------------------------------------------
6 months                                    -16.97%            1.68%
-------------------------------------------------------------------------
1 year                                       -12.98            3.84
-------------------------------------------------------------------------
5 years                                      138.14           13.57
Annual average                                18.94            2.58
-------------------------------------------------------------------------
10 years                                     402.66           30.53
Annual average                                17.52            2.70
-------------------------------------------------------------------------
Annual average
(Life of fund)                                   --*           5.10
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* The inception date of the Russell 2000 Growth Index was December 31, 1978, which was after the fund's inception.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

                        Class A      Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)     1            1            1            1
------------------------------------------------------------------------------
Income                     --           --           --           --
------------------------------------------------------------------------------
Capital gains
  Long-term             $1.666       $1.666       $1.666       $1.666
------------------------------------------------------------------------------
  Short-term             0.930        0.930        0.930        0.930
------------------------------------------------------------------------------
  Total                 $2.596       $2.596       $2.596       $2.596
------------------------------------------------------------------------------
Share value:          NAV     POP      NAV          NAV      NAV     POP
------------------------------------------------------------------------------
7/31/00             $30.22  $32.06    $27.68       $30.00   $29.20  $30.26
------------------------------------------------------------------------------
1/31/01              23.46   24.89     21.20        23.19    22.53   23.35
------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                      Class A        Class B         Class C         Class M
(inception dates)    (4/1/69)       (4/27/92)       (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -17.53% -22.28% -17.83% -21.51% -17.84% -18.58% -17.77% -20.65%
------------------------------------------------------------------------------
1 year          -16.78  -21.57  -17.37  -21.07  -17.39  -18.13  -17.22  -20.12
------------------------------------------------------------------------------
5 years         129.05  115.88  120.57  118.56  120.72  120.72  123.48  115.66
Annual average   18.03   16.64   17.14   16.93   17.16   17.16   17.45   16.61
------------------------------------------------------------------------------
10 years        529.63  493.53  482.75  482.75  484.54  484.54  499.00  478.17
Annual average   20.20   19.49   19.27   19.27   19.31   19.31   19.60   19.18
------------------------------------------------------------------------------
Annual average
(life of fund)   14.40   14.18   13.34   13.34   13.54   13.54   13.64   13.51
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

COMMON STOCKS (93.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            122,200 Lamar Advertising Co. (NON)                                                      $    5,781,588
            638,550 Omnicom Group, Inc.                                                                  58,299,615
                                                                                                      -------------
                                                                                                         64,081,203

Aerospace and Defense (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,615,400 General Dynamics Corp.                                                              114,661,092
            515,500 Lockheed Martin Corp.                                                                17,877,540
            936,500 United Technologies Corp.                                                            70,218,770
                                                                                                      -------------
                                                                                                        202,757,402

Banking (3.9%)
-------------------------------------------------------------------------------------------------------------------
          3,317,500 Bank of America Corp.                                                               178,547,850
          3,223,600 Bank of New York Company, Inc.                                                      176,427,628
            829,900 Comerica, Inc.                                                                       50,042,970
          4,832,476 Fifth Third Bancorp                                                                 286,324,144
          8,341,417 Firstar Corp.                                                                       196,857,441
            649,400 FleetBoston Financial Corp.                                                          28,144,996
            454,300 M & T Bank Corp.                                                                     31,028,690
          4,434,430 Morgan (J.P) & Co., Inc.                                                            243,849,306
            235,200 State Street Corp.                                                                   26,561,136
            641,202 TCF Financial Corp.                                                                  25,359,539
          1,203,000 Washington Mutual, Inc.                                                              58,044,750
          1,337,600 Wells Fargo Co.                                                                      68,899,776
            648,600 Zions Bancorp                                                                        36,240,525
                                                                                                      -------------
                                                                                                      1,406,328,751

Beverage (1.6%)
-------------------------------------------------------------------------------------------------------------------
          2,313,300 Anheuser-Busch Cos., Inc.                                                           100,304,688
          5,231,850 Coca-Cola Co.                                                                       303,447,300
          3,497,400 Coca-Cola Enterprises, Inc.                                                          70,682,454
          1,344,600 Pepsi Bottling Group, Inc. (The)                                                     52,439,400
          1,228,600 PepsiCo, Inc.                                                                        54,144,402
                                                                                                      -------------
                                                                                                        581,018,244

Biotechnology (1.4%)
-------------------------------------------------------------------------------------------------------------------
          3,434,400 Amgen, Inc. (NON)                                                                   241,481,250
          3,510,000 Genentech, Inc. (NON)                                                               207,967,500
            864,600 Immunex Corp. (NON)                                                                  26,478,375
            611,900 Millennium Pharmaceuticals, Inc. (NON)                                               30,671,488
                                                                                                      -------------
                                                                                                        506,598,613

Broadcasting (1.7%)
-------------------------------------------------------------------------------------------------------------------
          3,441,280 Clear Channel Communications, Inc. (NON)                                            224,405,869
          1,086,000 General Motors Corp. Class H (NON)                                                   30,386,280
         10,909,299 Infinity Broadcasting Corp. Class A (NON)                                           357,279,542
            430,200 WestWood One, Inc. (NON)                                                              9,649,386
                                                                                                      -------------
                                                                                                        621,721,077

Cable Television (1.5%)
-------------------------------------------------------------------------------------------------------------------
         24,210,608 AT&T Corp.-Liberty Media Group Class A (NON)                                        409,159,275
          3,317,900 Comcast Corp. Class A (NON)                                                         142,047,594
                                                                                                      -------------
                                                                                                        551,206,869

Capital Goods (--%)
-------------------------------------------------------------------------------------------------------------------
            132,300 Eaton Corp.                                                                           9,102,240

Chemicals (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,121,900 Avery Dennison Corp.                                                                 60,829,418
          1,660,100 Dow Chemical Co.                                                                     56,941,430
          1,439,600 Minnesota Mining & Manufacturing Co.                                                159,291,740
                                                                                                      -------------
                                                                                                        277,062,588

Commercial and Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            430,300 eBay, Inc. (NON)                                                                     21,246,063
            578,000 Paychex, Inc.                                                                        26,082,250
            778,397 Serco Group PLC (United Kingdom)                                                      6,310,375
                                                                                                      -------------
                                                                                                         53,638,688

Communications Equipment (6.2%)
-------------------------------------------------------------------------------------------------------------------
          9,146,300 ADC Telecommunications, Inc. (NON)                                                  133,192,994
            618,800 Brocade Communications Systems (NON)                                                 55,885,375
            841,000 CIENA Corp. (NON)                                                                    75,742,563
         26,194,850 Cisco Systems, Inc. (NON)                                                           980,669,697
          1,385,400 Comverse Technology, Inc. (NON)                                                     156,983,138
          1,930,800 Corning, Inc.                                                                       109,495,668
            361,600 Foundry Networks, Inc. (NON)                                                          8,497,600
            706,826 Juniper Networks, Inc. (NON)                                                         74,879,379
          5,716,100 Lucent Technologies, Inc.                                                           106,319,460
          1,583,600 Nokia OYJ Class A (Finland)                                                          55,651,916
            774,000 Nokia OYJ ADR (Finland)                                                              26,586,900
          2,246,900 Nortel Networks Corp. (Canada)                                                       85,898,987
          2,670,500 QUALCOMM, Inc. (NON)                                                                224,488,906
          2,082,000 Tellabs, Inc. (NON)                                                                 134,939,625
                                                                                                      -------------
                                                                                                      2,229,232,208

Computers (6.3%)
-------------------------------------------------------------------------------------------------------------------
            560,400 Ariba, Inc. (NON)                                                                    20,909,925
          3,800,300 Compaq Computer Corp.                                                                90,105,113
          5,066,600 Dell Computer Corp. (NON)                                                           132,364,925
          9,995,000 EMC Corp. (NON)                                                                     759,520,050
          1,286,300 Hewlett-Packard Co.                                                                  47,258,662
          4,859,900 IBM Corp.                                                                           544,308,800
          2,566,000 Network Appliance, Inc. (NON)                                                       137,601,750
          1,495,800 Palm, Inc. (NON)                                                                     40,573,575
          3,306,864 Parametric Technology Corp. (NON)                                                    49,189,602
         10,875,500 Sun Microsystems, Inc. (NON)                                                        332,382,469
            697,400 TIBCO Software, Inc. (NON)                                                           26,457,613
          1,353,900 VeriSign, Inc. (NON)                                                                 99,511,650
                                                                                                      -------------
                                                                                                      2,280,184,134

Conglomerates (6.7%)
-------------------------------------------------------------------------------------------------------------------
         37,288,850 General Electric Co. (SEG)                                                        1,715,287,083
          2,876,500 Honeywell International, Inc.                                                       135,914,625
          9,094,700 Tyco International, Ltd. (SEG)                                                      560,233,520
                                                                                                      -------------
                                                                                                      2,411,435,228

Consumer Finance (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,252,700 Capital One Financial Corp.                                                          78,945,154
          1,266,700 Household International, Inc.                                                        72,809,916
          4,129,600 MBNA Corp.                                                                          149,450,224
          5,889,400 Providian Financial Corp.                                                           343,646,490
                                                                                                      -------------
                                                                                                        644,851,784

Consumer Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,347,000 Colgate-Palmolive Co.                                                                80,927,760
            929,200 Kimberly-Clark Corp.                                                                 60,165,700
                                                                                                      -------------
                                                                                                        141,093,460

Distribution (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,865,800 SYSCO Corp.                                                                          77,147,336

Electric Utilities (1.5%)
-------------------------------------------------------------------------------------------------------------------
          4,857,700 CMS Energy Corp.                                                                    143,302,150
            495,600 Duke Energy Corp.                                                                    18,124,092
            554,000 Entergy Corp.                                                                        19,622,680
          3,307,350 FPL Group, Inc.                                                                     191,826,300
          3,725,500 Progress Energy, Inc.                                                               153,490,600
            467,100 Reliant Energy, Inc.                                                                 17,609,670
                                                                                                      -------------
                                                                                                        543,975,492

Electronics (7.3%)
-------------------------------------------------------------------------------------------------------------------
          1,719,601 Agilent Technologies, Inc. (NON)                                                     93,804,235
            422,000 Altera Corp. (NON)                                                                   12,765,500
            757,720 Analog Devices, Inc. (NON)                                                           47,433,272
          1,839,400 Applied Micro Circuits Corp. (NON)                                                  135,195,900
         20,237,600 Intel Corp.                                                                         748,791,200
          1,657,160 JDS Uniphase Corp. (NON)                                                             90,833,083
          6,824,764 Linear Technology Corp.                                                             427,400,846
            595,300 LSI Logic Corp. (NON)                                                                14,757,487
          6,697,892 Maxim Integrated Products, Inc. (NON)                                               408,990,030
          1,936,300 Micron Technology, Inc. (NON)                                                        88,624,451
          2,604,000 Motorola, Inc.                                                                       59,397,240
          1,770,000 PMC - Sierra, Inc. (NON)                                                            133,745,625
            315,626 SDL, Inc. (NON)                                                                      63,677,546
          1,157,700 Solectron Corp. (NON)                                                                46,134,345
          2,697,900 Texas Instruments, Inc.                                                             118,168,020
            805,500 Vitesse Semiconductor Corp. (NON)                                                    57,240,844
          1,363,968 Xilinx, Inc. (NON)                                                                   73,654,272
                                                                                                      -------------
                                                                                                      2,620,613,896

Energy (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,494,100 Baker Hughes, Inc.                                                                  103,131,035
            325,175 Cooper Cameron Corp. (NON)                                                           20,885,990
          1,314,500 Global Marine, Inc. (NON)                                                            37,791,875
            746,875 Nabors Industries, Inc. (NON)                                                        44,073,094
          1,982,800 Schlumberger, Ltd.                                                                  152,279,040
            716,400 Transocean Sedco Forex, Inc.                                                         32,560,380
                                                                                                      -------------
                                                                                                        390,721,414

Entertainment (1.9%)
-------------------------------------------------------------------------------------------------------------------
         12,058,641 Viacom, Inc. Class B (NON)                                                          665,636,983

Financial (2.3%)
-------------------------------------------------------------------------------------------------------------------
          1,209,200 American Express Co.                                                                 56,953,320
         10,794,278 Citigroup, Inc.                                                                     604,155,740
            611,540 Fannie Mae                                                                           45,364,037
          1,827,550 Freddie Mac                                                                         111,480,550
            556,887 Intuit, Inc. (NON)                                                                   21,997,037
                                                                                                      -------------
                                                                                                        839,950,684

Food (1.0%)
-------------------------------------------------------------------------------------------------------------------
          3,153,000 Heinz (H.J.) Co.                                                                    138,069,870
          1,075,500 Quaker Oats Co. (The)                                                               102,172,500
          5,392,000 Sara Lee Corp.                                                                      114,526,080
                                                                                                      -------------
                                                                                                        354,768,450

Health Care Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
          1,016,700 Cardinal Health, Inc.                                                                96,891,510
          1,423,000 CIGNA Corp.                                                                         158,166,450
          7,851,300 HCA-The Healthcare Co.                                                              293,717,133
            363,600 Tenet Healthcare Corp. (NON)                                                         15,860,232
          1,859,900 UnitedHealth Group, Inc.                                                            104,916,959
                                                                                                      -------------
                                                                                                        669,552,284

Insurance (2.6%)
-------------------------------------------------------------------------------------------------------------------
          3,964,500 Ace, Ltd.                                                                           146,686,500
          2,466,350 AFLAC, Inc.                                                                         145,465,323
          2,939,800 American General Corp.                                                              223,718,780
          1,932,243 American International Group, Inc.                                                  164,279,300
          2,350,000 Chubb Corp. (The)                                                                   169,200,000
          1,795,800 St. Paul Cos., Inc.                                                                  86,234,316
                                                                                                      -------------
                                                                                                        935,584,219

Investment Banking/Brokerage (1.5%)
-------------------------------------------------------------------------------------------------------------------
            639,200 Goldman Sachs Group, Inc. (The)                                                      72,709,000
          3,011,600 Merrill Lynch & Co., Inc.                                                           218,341,000
          1,101,800 Morgan Stanley, Dean Witter & Co.                                                    93,377,550
          5,780,600 Schwab (Charles) Corp.                                                              152,665,646
                                                                                                      -------------
                                                                                                        537,093,196

Machinery (--%)
-------------------------------------------------------------------------------------------------------------------
            390,400 Caterpillar, Inc.                                                                    17,263,488

Manufacturing (0.3%)
-------------------------------------------------------------------------------------------------------------------
            923,000 Danaher Corp.                                                                        59,515,040
            588,917 Illinois Tool Works, Inc.                                                            38,574,064
                                                                                                      -------------
                                                                                                         98,089,104

Media (0.1%)
-------------------------------------------------------------------------------------------------------------------
            859,500 Walt Disney Co. (The)                                                                26,171,775

Medical Technology (1.6%)
-------------------------------------------------------------------------------------------------------------------
            736,000 Allergan, Inc.                                                                       60,168,000
            669,600 Applera Corp-Applied Biosystems Group                                                56,246,400
          5,238,190 Medtronic, Inc.                                                                     282,862,260
            894,000 St. Jude Medical, Inc. (NON)                                                         54,534,000
          2,432,200 Stryker Corp.                                                                       109,935,440
            189,825 Thermo Cardiosystems, Inc. (NON)                                                      1,934,317
                                                                                                      -------------
                                                                                                        565,680,417

Natural Gas Utilities (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,079,300 Dynegy, Inc.                                                                         52,561,910
          1,920,078 El Paso Energy Corp.                                                                120,772,906
          2,113,900 Enron Corp.                                                                         169,112,000
                                                                                                      -------------
                                                                                                        342,446,816

Office Equipment & Supplies (0.1%)
-------------------------------------------------------------------------------------------------------------------
            847,200 Pitney Bowes, Inc.                                                                   29,626,584

Oil & Gas (3.1%)
-------------------------------------------------------------------------------------------------------------------
            927,200 Anadarko Petroleum Corp.                                                             52,757,680
            272,800 Apache Corp.                                                                         15,713,280
            619,500 Chevron, Inc.                                                                        51,591,960
          2,209,900 Conoco, Inc. Class A                                                                 60,882,745
          1,801,700 Conoco, Inc. Class B                                                                 50,807,940
          6,167,900 ExxonMobil Corp.                                                                    519,028,785
          1,114,518 Noble Drilling Corp. (NON)                                                           50,287,052
          3,928,300 Royal Dutch Petroleum Co. NV (Netherlands)                                          237,072,905
            316,800 Texaco, Inc.                                                                         19,451,520
          2,060,800 Unocal Corp.                                                                         71,138,816
                                                                                                      -------------
                                                                                                      1,128,732,683

Paper & Forest Products (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,668,700 International Paper Co.                                                              64,495,255
          2,767,000 Smurfit-Stone Container Corp. (NON)                                                  40,121,500
            919,400 Weyerhaeuser Co.                                                                     48,268,500
                                                                                                      -------------
                                                                                                        152,885,255

Pharmaceuticals (12.6%)
-------------------------------------------------------------------------------------------------------------------
          2,873,700 Abbott Laboratories, Inc.                                                           128,914,182
          1,337,200 Alza Corp. (NON)                                                                     55,360,080
          7,272,400 American Home Products Corp.                                                        429,798,840
            851,800 AstraZeneca PLC (United Kingdom)                                                     37,828,438
          6,769,000 Bristol-Myers Squibb Co.                                                            418,933,410
          3,895,400 Johnson & Johnson                                                                   362,778,602
          2,869,900 Lilly (Eli) & Co.                                                                   226,148,120
          9,211,400 Merck & Co., Inc.                                                                   756,992,852
         20,628,475 Pfizer, Inc.                                                                        931,375,646
         12,884,208 Pharmacia Corp.                                                                     721,773,332
          8,562,500 Schering-Plough Corp.                                                               431,550,000
            938,170 Sepracor, Inc. (NON)                                                                 61,919,220
                                                                                                      -------------
                                                                                                      4,563,372,722

Publishing (--%)
-------------------------------------------------------------------------------------------------------------------
             30,700 Gannett Co., Inc.                                                                     1,946,380

Regional Bells (1.9%)
-------------------------------------------------------------------------------------------------------------------
          8,372,700 SBC Communications, Inc.                                                            404,820,045
          5,294,000 Verizon Communications                                                              290,905,300
                                                                                                      -------------
                                                                                                        695,725,345

Restaurants (0.1%)
-------------------------------------------------------------------------------------------------------------------
            801,177 Starbucks Corp. (NON)                                                                40,008,776

Retail (4.1%)
-------------------------------------------------------------------------------------------------------------------
          2,797,700 Bed Bath & Beyond, Inc. (NON)                                                        74,313,906
            517,600 BJ's Wholesale Club, Inc. (NON)                                                      22,127,400
          6,337,359 Home Depot, Inc. (The)                                                              305,460,704
          1,855,300 Limited, Inc. (The)                                                                  38,330,498
          2,199,700 Lowe's Cos., Inc.                                                                   117,573,965
          2,444,915 RadioShack Corp.                                                                    134,568,122
          4,558,700 Safeway, Inc. (NON)                                                                 230,989,329
          4,358,987 TJX Cos., Inc. (The)                                                                135,128,597
          7,179,800 Wal-Mart Stores, Inc.                                                               407,812,640
                                                                                                      -------------
                                                                                                      1,466,305,161

Semiconductor (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,981,600 Applied Materials, Inc. (NON)                                                        99,699,250

Semiconductor Production Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
            379,400 ASM Lithography Holding NV (Netherlands) (NON)                                       10,812,900
            555,300 KLA Tencor Corp. (NON)                                                               25,474,388
            369,300 Teradyne, Inc. (NON)                                                                 16,182,726
                                                                                                      -------------
                                                                                                         52,470,014

Software (8.1%)
-------------------------------------------------------------------------------------------------------------------
          2,494,700 Adobe Systems, Inc.                                                                 108,987,206
          2,497,500 Amdocs, Ltd. (NON)                                                                  195,579,225
          4,394,200 BEA Systems, Inc. (NON)                                                             289,742,563
          2,414,115 BMC Software, Inc. (NON)                                                             70,160,217
          3,348,004 Electronic Arts, Inc. (NON)                                                         153,380,433
          2,943,600 I2 Technologies, Inc. (NON)                                                         149,019,750
            140,000 Micromuse, Inc. (NON)                                                                11,313,750
         15,383,700 Microsoft Corp. (NON) (SEG)                                                         939,367,182
            210,300 Openwave Systems, Inc. (NON)                                                         14,563,275
          9,541,890 Oracle Corp. (NON)                                                                  277,907,546
          1,607,753 Rational Software Corp. (NON)                                                        83,502,671
          3,772,000 Siebel Systems, Inc. (NON)                                                          250,130,750
          4,107,550 VERITAS Software Corp. (NON)                                                        389,703,806
                                                                                                      -------------
                                                                                                      2,933,358,374

Technology Services (3.3%)
-------------------------------------------------------------------------------------------------------------------
         13,919,200 AOL Time Warner, Inc. (NON)                                                         731,593,152
          1,631,800 Automatic Data Processing, Inc.                                                      97,679,548
             87,500 Checkfree Corp. (NON)                                                                 4,839,844
          4,869,300 Convergys Corp. (NON)                                                               231,340,443
          2,176,700 Electronic Data Systems Corp.                                                       121,133,355
                                                                                                      -------------
                                                                                                      1,186,586,342

Telecommunications (1.2%)
-------------------------------------------------------------------------------------------------------------------
            620,297 Allegiance Telecom, Inc. (NON)                                                       20,624,875
            559,300 ALLTEL Corp.                                                                         33,099,374
          1,531,100 Global Crossing, Ltd. (NON)                                                          33,714,822
          2,465,100 McLeodUSA, Inc. Class A (NON)                                                        46,066,556
          4,301,114 Metromedia Fiber Network, Inc. Class A (NON)                                         68,549,004
          1,475,070 Nextel Communications, Inc. Class A (NON)                                            50,613,339
          1,903,200 Qwest Communications International, Inc. (NON)                                       80,162,784
          2,072,200 Sprint Corp. (PCS Group) (NON)                                                       63,202,100
            645,000 TyCom, Ltd. (Bermuda) (NON)                                                          18,253,500
          1,494,400 Worldcom, Inc. (NON)                                                                 32,223,000
            245,980 XO Communications, Inc. (NON)                                                         6,057,258
                                                                                                      -------------
                                                                                                        452,566,612

Tobacco (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,119,200 Philip Morris Cos., Inc.                                                             93,244,800

Waste Management (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,979,500 Waste Management, Inc.                                                               48,299,800
                                                                                                    ---------------
                    Total Common Stocks (cost $28,363,339,972)                                      $33,609,836,141

SHORT-TERM INVESTMENTS (6.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $75,000,000 Asset Securitization Corp. effective yield of 5.95%,
                    February 2, 2001                                                                $    74,987,604
         83,135,000 Banc One Financial Corp. effective yield of 6.52%,
                    February 5, 2001                                                                     83,074,773
        100,000,000 Bayerische Hypo-und Vereinsbank AG effective yield of
                    5.54%, April 5, 2001 (Germany)                                                       99,046,253
         50,000,000 CBA Delaware Finance effective yield of 6.51%,
                    February 2, 2001 (Australia)                                                         49,936,708
         50,000,000 CBA Delaware Finance effective yield of 6.50%,
                    February 6, 2001 (Australia)                                                         49,954,861
         55,000,000 Cemex S.A. effective yield of 6.55%, February 7, 2001
                    (Germany)                                                                            54,939,958
         85,000,000 Ciesco L.P. effective yield of 6.37%, February 1, 2001                               84,804,476
        100,000,000 Commerzbank U.S. Finance, Inc. effective yield of 6.43%,
                    February 1, 2001                                                                    100,000,000
         75,000,000 Corporate Asset Funding Corp. effective yield 6.33%,
                    February 12, 2001                                                                    74,854,937
        100,000,000 Corporate Receivables Corp. effective yield of 5.59%,
                    March 6, 2001                                                                        99,487,583
         70,000,000 Credit Suisse First Boston International Guernsey effective
                    yield of 6.48%, February 23, 2001 (Switzerland)                                      69,722,800
         61,000,000 CXC, Inc. effective yield of 6.25%, March 16, 2001                                   60,544,618
         50,000,000 Den Danske Corp., Inc. effective yield of 6.52%,
                    February 6, 2001 (Denmark)                                                           49,954,722
         50,000,000 Eureka Securitization Inc. effective yield of 6.38%,
                    February 22, 2001                                                                    49,813,917
        100,000,000 Falcon Asset Securitization Corp. effective yield of 5.62%,
                    March 9, 2001                                                                        99,438,000
         98,350,000 Goldman Sachs effective yield of 6.50%, February 16, 2001                            98,083,635
        100,000,000 Halifax PLC effective yield of 6.51%, February 7, 2001
                    (United Kingdom)                                                                     99,891,500
         74,700,000 Merrill Lynch & Co., Inc. effective yield of 5.75%,
                    February 1, 2001                                                                     74,688,069
         75,000,000 Morgan Stanley Dean Witter & Co. effective yield of 5.80%,
                    February 20, 2001                                                                    74,770,417
        100,000,000 National Rural Utilities effective yield of 5.65%,
                    February 27, 2001                                                                    99,591,944
         75,000,000 Preferred Receivables Funding Corp. effective yield of
                    5.60%, March 12, 2001                                                                74,545,000
        100,000,000 Quincy Capital Corp. effective yield of 5.85%,
                    February 12, 2001                                                                    99,805,000
        100,000,000 Salomon Smith Barney Holdings, Inc. effective yield of
                    5.54%, March 19, 2001                                                                99,292,111
         75,000,000 Scotiabanc, Inc. effective yield of 5.82%, February 5, 2001
                    (Canada)                                                                             74,951,500
         85,125,000 Sheffield Receivables Corp. effective yield of 5.93%,
                    February 16, 2001                                                                    84,914,670
        100,000,000 Transamerica Finance Corp. effective yield of 6.52%,
                    February 9, 2001 (Netherlands)                                                       99,855,111
        100,000,000 UBS Finance (Delaware) LLC effective yield of 6.48%,
                    February 12, 2001                                                                    99,802,000
        100,000,000 Venture Business Trust effective yield of 6.52%,
                    February 15, 2001                                                                    99,746,444
                                                                                                    ---------------
                    Total Short-term Investments (cost $2,280,498,611)                              $ 2,280,498,611
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $30,643,838,583) (b)                                    $35,890,334,752
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $36,082,097,289.

  (b) The aggregate identified cost on a tax basis is $30,813,802,675 resulting in gross unrealized appreciation and depreciation of $6,892,209,989 and $1,815,677,912, respectively, or net unrealized appreciation of $5,076,532,077.

(NON) Non-income-producing security.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at January
      31, 2001.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2001 (Unaudited)
                                    Aggregate Face   Expiration    Unrealized
                     Total Value        Value           Date      Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)              $2,104,655,700  $2,078,094,120     Mar-01     $26,561,580
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Swap Contracts outstanding at January 31, 2001
                                                                   Unrealized
                                        Notional    Termination  Appreciation/
                                         Amount        Date     (Depreciation)
------------------------------------------------------------------------------
Agreement with
Lehman Brothers
Finance SA dated
August 17, 2000
to receive (pay)
the notional
amount multiplied
by the return of
Freddie Mac, and
pay the notional
amount multiplied
by one month USD
LIBOR, adjusted
by a specified
spread.                              $44,033,100      Sep-01     $15,557,236

Agreement with
Merrill Lynch
International &
Co. CV dated
September 22,
2000 to receive
(pay) the
notional amount
multiplied by the
return of Texas
Instruments,
Inc., adjusted by
a specified
spread, and pay
the notional
amount multiplied
by one month USD
LIBOR, adjusted
by a specified
spread.                                6,960,961      Oct-01        (718,751)

Agreement with
UBS, AG dated
October 18, 2000
to receive (pay)
the notional
amount multiplied
by the return of
Texas
Instruments,
Inc., adjusted by
a specified
spread, and pay
the notional
amount multiplied
by one month USD
LIBOR, adjusted
by a specified
spread.                               44,250,000      Nov-01       7,450,505

Agreement with
UBS, AG dated
October 19, 2000
to receive (pay)
the notional
amount multiplied
by the return of
Firstar, Corp.,
adjusted by a
specified spread,
and pay the
notional amount
multiplied by one
month USD LIBOR,
adjusted by a
specified spread.                     47,702,375      Oct-01      15,719,897

Agreement with
UBS, AG dated
October 30, 2000
to receive (pay)
the notional
amount multiplied
by the return of
Adelphia
Communications,
Corp., adjusted
by a specified
spread, and pay
the notional
amount multiplied
by one month USD
LIBOR, adjusted
by a specified
spread.                               33,597,850      Dec-01      14,148,437

Agreement with
UBS, AG dated
October 19, 2000
to receive (pay)
the notional
amount multiplied
by the return of
Dell Computer,
Corp., adjusted
by a specified
spread, and pay
the notional
amount multiplied
by one month USD
LIBOR, adjusted
by a specified
spread.                                7,252,199      Nov-01      (1,363,279)

Agreement with
UBS, AG dated
October 19, 2000
to receive (pay)
the notional
amount multiplied
by the return of
Firstar, Corp.,
adjusted by a
specified spread,
and pay the
notional amount
multiplied by one
month USD LIBOR,
adjusted by a
specified spread.                     27,300,875      Oct-01       9,000,099
------------------------------------------------------------------------------
                                                                 $59,794,144
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $30,643,838,583) (Note 1)        $35,890,334,752
-----------------------------------------------------------------------------------------------------
Cash                                                                                       13,426,579
-----------------------------------------------------------------------------------------------------
Foreign currency (cost $13,619)                                                                12,392
-----------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                  23,022,224
-----------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                     40,501,296
-----------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          2,332,636,920
-----------------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                                61,876,174
-----------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            1,064,580
-----------------------------------------------------------------------------------------------------
Total assets                                                                           38,362,874,917

Liabilities
-----------------------------------------------------------------------------------------------------
Payable for variation margin                                                               10,612,944
-----------------------------------------------------------------------------------------------------
Payable for securities purchased                                                        2,027,821,327
-----------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                128,041,657
-----------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                               42,286,819
-----------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  4,421,712
-----------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 690,098
-----------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                   22,359
-----------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                     13,321,990
-----------------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                                    2,082,030
-----------------------------------------------------------------------------------------------------
Payable for closed swap contracts                                                          49,870,488
-----------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      1,606,204
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                       2,280,777,628
-----------------------------------------------------------------------------------------------------
Net assets                                                                            $36,082,097,289

Represented by
-----------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       $27,594,258,342
-----------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                               15,942,840
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                  3,138,989,156
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            5,332,906,951
-----------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding             $36,082,097,289

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($21,535,935,082 divided by 917,902,337 shares)                                                $23.46
-----------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $23.46)*                                        $24.89
-----------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($9,660,070,837 divided by 455,618,154 shares)**                                               $21.20
-----------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($275,113,273 divided by 11,863,373 shares)**                                                  $23.19
-----------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($621,144,658 divided by 27,572,982 shares)                                                    $22.53
-----------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $22.53)*                                        $23.35
-----------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($3,989,833,439 divided by 165,725,526 shares)                                                 $24.07
-----------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                     $  112,256,549
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $421,813)                                      111,620,066
-------------------------------------------------------------------------------------------
Total investment income                                                         223,876,615

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 90,366,779
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   25,338,358
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                   291,640
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     33,737
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            29,854,245
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            54,601,531
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             1,293,077
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             2,504,008
-------------------------------------------------------------------------------------------
Other                                                                             6,921,487
-------------------------------------------------------------------------------------------
Total expenses                                                                  211,204,862
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (3,936,322)
-------------------------------------------------------------------------------------------
Net expenses                                                                    207,268,540
-------------------------------------------------------------------------------------------
Net investment income                                                            16,608,075
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5) (including realized
gain of $90,895,956 on sales of investments in affiliated issuers)            4,834,183,231
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                (339,572,762)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                     (46,722,107)
-------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                   (349,856,461)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                               (611,469)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, swap contracts
and futures contracts during the period                                     (10,178,606,283)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (6,081,185,851)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(6,064,577,776)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $    16,608,075   $ (217,699,982)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                       4,098,031,901    3,833,414,908
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies      (10,179,217,752)   6,947,407,629
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (6,064,577,776)  10,563,122,555
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                         (2,169,649,893) (2,110,408,905)
--------------------------------------------------------------------------------------------------
   Class B                                                         (1,079,938,674) (1,110,093,903)
--------------------------------------------------------------------------------------------------
   Class C                                                            (25,361,618)      (3,378,753)
--------------------------------------------------------------------------------------------------
   Class M                                                            (63,688,472)     (49,685,399)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (394,601,919)    (332,630,167)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   3,555,949,489    6,955,406,877
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (6,241,868,863)  13,912,332,305

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                42,323,966,152   28,411,633,847
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income and accumulated net investment loss of
$15,942,840 and $665,235, respectively)                           $36,082,097,289  $42,323,966,152
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $30.22       $24.25       $21.36       $19.49       $15.73       $14.42
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .04         (.11)        (.05)        (.04)          --         (.02)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.20)        9.06         4.53         3.12         4.85         2.19
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (4.16)        8.95         4.48         3.08         4.85         2.17
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $23.46       $30.22       $24.25       $21.36       $19.49       $15.73
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.16)*      37.76        22.40        16.83        32.22        15.49
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $21,535,935  $25,277,820  $17,180,288  $13,854,611  $11,158,273   $7,332,248
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .43*         .86          .90          .96         1.02         1.03
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .14*        (.37)        (.25)        (.20)          --         (.10)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 74.51*       76.95        85.05        60.04        59.77        57.92
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $27.68       $22.57       $20.14       $18.57       $15.15       $14.01
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.06)        (.31)        (.21)        (.18)        (.12)        (.13)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.82)        8.40         4.23         2.96         4.63         2.13
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.88)        8.09         4.02         2.78         4.51         2.00
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $21.20       $27.68       $22.57       $20.14       $18.57       $15.15
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.46)*      36.69        21.43        16.02        31.17        14.70
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $9,660,071  $11,692,070   $8,433,131   $7,263,280   $5,664,375   $3,405,318
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .81*        1.61         1.65         1.71         1.77         1.78
------------------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.24)*      (1.12)       (1.00)        (.95)        (.75)        (.85)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 74.51*       76.95        85.05        60.04        59.77        57.92
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                           January 31    Year ended  July 26, 1999+
operating performance              (Unaudited)     July 31    to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $30.00       $24.25       $24.64
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income (loss)(a)         (.06)        (.33)          --
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.15)        9.06         (.39)
---------------------------------------------------------------------------
Total from
investment operations                  (4.21)        8.73         (.39)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain
on investments                         (2.60)       (2.98)          --
---------------------------------------------------------------------------
Total distributions                    (2.60)       (2.98)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $23.19       $30.00       $24.25
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.44)*      36.79        (1.58)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $275,113     $219,658         $822
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .81*        1.61          .03*
---------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.22)*      (1.09)        (.02)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 74.51*       76.95        85.05
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.20       $23.61       $20.93       $19.22       $15.60       $14.37
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.03)        (.25)        (.16)        (.14)        (.08)        (.09)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.04)        8.82         4.43         3.06         4.79         2.18
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (4.07)        8.57         4.27         2.92         4.71         2.09
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $22.53       $29.20       $23.61       $20.93       $19.22       $15.60
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.35)*      37.13        21.83        16.21        31.57        14.97
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $621,145     $674,784     $390,975     $322,277     $208,656      $87,782
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .68*        1.36         1.40         1.46         1.52         1.50
------------------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.11)*       (.87)        (.75)        (.69)        (.50)        (.57)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 74.51*       76.95        85.05        60.04        59.77        57.92
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $30.89       $24.69       $21.66       $19.70       $15.85       $14.48
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .07         (.04)          --          .01          .04          .02
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (4.29)        9.22         4.62         3.16         4.90         2.21
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (4.22)        9.18         4.62         3.17         4.94         2.23
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.60)       (2.98)       (1.59)       (1.21)       (1.09)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.07       $30.89       $24.69       $21.66       $19.70       $15.85
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (14.04)*      38.04        22.75        17.12        32.56        15.85
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,989,833   $4,459,634   $2,406,418   $1,476,485   $1,061,087     $709,595
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .31*         .61          .65          .71          .77          .77
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .26*        (.12)          --          .06          .25          .15
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 74.51*       76.95        85.05        60.04        59.77        57.92
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Voyager Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests mainly in common stocks of companies that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Equity swap contracts The fund may engage in swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

H) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2001, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $8.5 billion, and 0.37% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2001 the fund's expenses were reduced by $3,936,322 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $10,649 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2001, Putnam Retail Management,
Inc., acting as underwriter received net commissions of $3,832,345 and $65,050 from the sale of class A and class M shares, respectively, and received $4,981,289 and $60,490 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $102,244 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $26,903,197,139 and $27,125,428,157, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 90,256,093     $ 2,489,197,559
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               84,718,579       2,079,843,502
---------------------------------------------------------------------------
                                           174,974,672       4,569,041,061

Shares
repurchased                                (93,669,932)     (2,556,539,414)
---------------------------------------------------------------------------
Net increase                                81,304,740     $ 2,012,501,647
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                248,033,305     $ 7,440,618,115
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               71,664,686       2,025,948,055
---------------------------------------------------------------------------
                                           319,697,991       9,466,566,170

Shares
repurchased                               (191,478,983)     (5,586,310,436)
---------------------------------------------------------------------------
Net increase                               128,219,008     $ 3,880,255,734
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 36,749,511     $   924,374,880
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               45,101,984       1,001,714,079
---------------------------------------------------------------------------
                                            81,851,495       1,926,088,959

Shares
repurchased                                (48,692,179)     (1,202,721,299)
---------------------------------------------------------------------------
Net increase                                33,159,316     $   723,367,660
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                109,322,903    $  3,012,379,326
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               39,672,559       1,032,278,080
---------------------------------------------------------------------------
                                           148,995,462       4,044,657,406

Shares
repurchased                               (100,107,288)     (2,742,467,589)
---------------------------------------------------------------------------
Net increase                                48,888,174    $  1,302,189,817
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,807,639        $131,054,521
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  938,923          22,806,459
---------------------------------------------------------------------------
                                             5,746,562         153,860,980

Shares
repurchased                                 (1,204,700)        (30,826,366)
---------------------------------------------------------------------------
Net increase                                 4,541,862        $123,034,614
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,519,564        $229,794,867
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  105,862           2,985,314
---------------------------------------------------------------------------
                                             7,625,426         232,780,181

Shares
repurchased                                   (337,806)        (10,431,125)
---------------------------------------------------------------------------
Net increase                                 7,287,620        $222,349,056
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,632,076        $125,692,853
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,630,797          62,060,499
---------------------------------------------------------------------------
                                             7,262,873         187,753,352

Shares
repurchased                                 (2,796,932)        (73,485,199)
---------------------------------------------------------------------------
Net increase                                 4,465,941        $114,268,153
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,859,007       $ 319,707,808
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,758,814          48,191,294
---------------------------------------------------------------------------
                                            12,617,821         367,899,102

Shares
repurchased                                 (6,070,033)       (173,020,079)
---------------------------------------------------------------------------
Net increase                                 6,547,788       $ 194,879,023
---------------------------------------------------------------------------

                                          Six months ended January 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,033,674      $  701,925,080
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               15,670,955         394,601,919
---------------------------------------------------------------------------
                                            39,704,629       1,096,526,999

Shares
repurchased                                (18,347,674)       (513,749,584)
---------------------------------------------------------------------------
Net increase                                21,356,955      $  582,777,415
---------------------------------------------------------------------------

                                                   Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 66,259,792      $1,960,179,612
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               11,532,419         332,630,167
---------------------------------------------------------------------------
                                            77,792,211       2,292,809,779

Shares
repurchased                                (30,904,803)       (937,076,532)
---------------------------------------------------------------------------
Net increase                                46,887,408      $1,355,733,247
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
Affiliates                                        cost                cost              Income               Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores                                $--         $102,339,563                 $--                 $--
------------------------------------------------------------------------------------------------------------------



Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on pay downs on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Roland W. Gillis
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Kevin M. Divney
Vice President and Fund Manager

James C. Wiess
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA016-69560   007/883/530   3/01

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Voyager Fund
Supplement to semiannual Report dated 1/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 1/31/01

                                                      NAV
6 months                                            -14.04%
1 year                                               -13.37
5 years                                              131.22
Annual average                                        18.25
10 years                                             498.33
Annual average                                        19.59
Life of fund (since class A inception, 4/1/69)      7238.47
Annual average                                        14.44

Share value:                                          NAV
7/31/00                                             $30.89
1/31/01                                             $24.07
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     1         --           $2.596         $2.596
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.